Patents (Details) - Schedule of Indefinite-Lived Intangible Assets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Indefinite-Lived Intangible Assets [Abstract]
Total Trademarks	$ 59,069	$ 49,867	$ 0
Accumulated Amortization	0	0	0
Trademarks, net	$ 59,069	$ 49,867	$ 0